Expense Example - Innovator Equity Defined Protection ETF - 1 Yr May - Innovator Equity Defined Protection ETF - 1 Yr May	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252